Financial Risk Management - Disclosure of Outstanding Derivatives (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding Derivatives [Line Items]
Other current liabilities	kr 38,174	kr 37,405	kr 38,891
Currency Derivatives [member] | Cash flow hedges [member]
Outstanding Derivatives [Line Items]
Other current liabilities	290
Other current assets	kr 127